Capitalized Software and Intangible Assets (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Amortization expenses of capitalized software development	$ 0	$ 0	$ 0
Capitalized software development cost impairments recognized	0	0	$ 0
Amortization expense	$ 0	$ 0